As filed with the Securities and Exchange Commission on September 15, 1999

                                                              File Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 67
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 68

                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                       Johanne Castro, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

                  It is proposed that this filing will become effective:
                  ____ immediately  upon  filing  pursuant  to  Rule  485(b)
                  ____ on ______________ pursuant to Rule 485(b)
                  __X_ 60 days after filing pursuant to Rule 485(a)(1)
                  ____ 75 days after filing pursuant to Rule 485(a)(2)
                  ____ on ______________ pursuant to Rule 485(a)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This post-effective amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of Post-Effective Amendment

         Part A - Supplement  for  the   Montgomery   Emerging  Asia   Fund   as
                  included in the Combined Prospectus for Class R shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery U.S. Emerging Growth Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery
                  International Growth Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Money Market Fund,* Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund, and Class P shares of certain Funds as filed on July 16, 1999 in Post-Effective Amendment No. 65

         Part C - Other Information

         Signature Page

         Exhibits


*Name changed.  Formerly called the Montgomery Government Reserve Fund.



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      ---------------------------------------------------------------------

                                     PART A

                               SUPPLEMENT FOR THE

                          MONTGOMERY EMERGING ASIA FUND

                                     AND THE

                    COMBINED PROSPECTUS FOR CLASS R SHARES OF

                             MONTGOMERY GROWTH FUND
                          MONTGOMERY EQUITY INCOME FUND
                            MONTGOMERY SMALL CAP FUND
                      MONTGOMERY U.S. EMERGING GROWTH FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                      MONTGOMERY GLOBAL COMMUNICATIONS FUND
                     MONTGOMERY INTERNATIONAL SMALL CAP FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                          MONTGOMERY EMERGING ASIA FUND
                        MONTGOMERY EMERGING MARKETS FUND
                            MONTGOMERY SELECT 50 FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                     MONTGOMERY GOVERNMENT MONEY MARKET FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND
              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
                    MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                    Supplement dated November 15, 1999 to the
                         Prospectus dated July 15, 1999


For Shareholders in the Montgomery Emerging Asia Fund only:

The Montgomery Emerging Asia Fund typically invests in at least three emerging Asian countries at all times, with no more than one-third of its assets in any one country. Effective November 15, 1999, South Korea and Taiwan will be added to the select list of countries (currently limited to China/Hong Kong and Malaysia) that may comprise more than one-third of the Fund's assets. The Fund's volatility may be magnified by a heavy concentration of investments in South Korea and Taiwan as each of their stock markets tends to be much more volatile than the U.S. market due to its relative immaturity and occasional instability. Investing in the securities of South Korean and Taiwanese companies may also involve risks of political, economic and social uncertainty and instability, including the potential for military action between South Korea and North Korea and between mainland China and Taiwan. In the latter part of 1997, South Korea experienced a national financial crisis, which has led to a recessionary environment and is continuing with serious consequences for unemployment and domestic business activity. The full impact of this recessionary environment cannot be predicted but widespread restructuring and consolidation as well as a continued high rate of bankruptcies can be expected.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------



Item 23.   Exhibits

           (a) Amended and Restated Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 61").

           (b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 61.

           (c)    Instruments    Defining   Rights   of   Security   Holder--Not
                  applicable.

           (d) Investment Advisory Contracts--Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52").

           (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

           (f)    Bonus or Profit Sharing Contracts--Not applicable.

           (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 61.

           (h)    Other Material Contracts:

                  (1)    Form   of   Administrative    Services   Agreement   is
                         incorporated by reference to Post-Effective Amendment No. 52.

                  (2) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 61.

           (i) Opinion of Counsel as to legality of shares is incorporated by reference to Post-Effective Amendment No. 61.

           (j)    Other   Opinions:   Independent   Auditors'   Consent   -  Not
                  applicable.

           (k)    Omitted Financial Statements - Not applicable.

           (l)    Initial  Capital  Agreements:   Letter  of  Understanding  re:
                  Initial Shares is incorporated by reference to Post-Effective Amendment No. 61.

           (m)    Rule 12b-1  Plan:  Form of Share  Marketing  Plan (Rule  12b-1
                  Plan) is incorporated by reference to Post-Effective Amendment No. 52.

           (n)    Financial Data Schedule. Not applicable.

           (o) 18f-3 Plan--Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 61.

Item 24.   Persons Controlled by or Under Common Control with the Fund

           Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 25.   Indemnification

           Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

           Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

           Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

           R. Stephen Doyle                 Chairman  of the Board of  Directors
                                            and Chief Executive  Officer of MAM,
                                            LLC
           Mark B. Geist                    President and Director of MAM, LLC
           F. Scott Tuck                    Executive Vice President of MAM, LLC
           David E. Demarest                Secretary,  Treasurer  and Executive
                                            Vice President of MAM, LLC

           The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

           Heinz Josef Hockmann             Director of MAM, LLC
           Dietrich-Kurt Frowein            Director of MAM, LLC
           Andreas Kleffel                  Director of MAM, LLC

Item 27.   Principal Underwriter

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Founders Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Kobrick-Cendant Investment Trust
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds

                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                   Director, President and                 Marie E. Connolly
                       Chief Executive Officer
                   Executive Vice President                George A. Rio
                   Executive Vice President                Donald R. Roberson
                   Executive Vice President                William S. Nichols
                   Senior Vice President,                  Margaret W. Chambers
                       General Counsel, Chief Compliance
                       Officer, Secretary and Clerk
                   Senior Vice President                   Michael S. Petrucelli
                   Director, Senior Vice                   Joseph F. Tower, III
                       President, Treasurer and
                       Chief Financial Officer
                   Senior Vice President                   Paula R. David
                   Senior Vice President                   Allen B. Closser
                   Senior Vice President                   Bernard A. Whalen
                   Chairman and Director                   William J. Nutt

           (c)     Not Applicable.

Item 28.   Location of Accounts and Records.

           The accounts,  books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29.   Management Services.

           There are no management-related service contracts not discussed in Parts A and B.

Item 30.   Undertakings.

           (a)    Not applicable.

           (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

           (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
                  Section 16(c) of the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 13th day of September, 1999.


                                 THE MONTGOMERY FUNDS



                                 By:  George A. Rio*
                                      --------------
                                      George A. Rio
                                      President and Principal Executive Officer;
                                      Treasurer and Principal Financial and
                                      Accounting Officer



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


George A. Rio*            President and                       September 13, 1999
--------------            Principal Executive Officer,
George A. Rio             Treasurer and Principal
                          Financial and Accounting
                          Officer


R. Stephen Doyle *        Chairman of the                     September 13, 1999
------------------        Board of Trustees
R. Stephen Doyle


Andrew Cox *              Trustee                             September 13, 1999
------------
Andrew Cox


Cecilia H. Herbert *      Trustee                             September 13, 1999
--------------------
Cecilia H. Herbert


John A. Farnsworth *      Trustee                             September 13, 1999
--------------------
John A. Farnsworth



* By:    /s/ Julie Allecta
         -----------------
         Julie  Allecta, Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.